Stock Options, Restricted Stock and Warrants - Schedule of Restricted Stock award Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0.3	$ 2.1
Total fair value of vested awards	$ 0.3	$ 0.2
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Shares, Outstanding, Beginning of Year	3,315
Shares, Granted	0
Shares, Lapse of Restriction	(67)
Shares, Forfeited	2,844
Shares, Outstanding, End of Year	404	3,315
Unvested at December 31, 2012	$ 241.40
Weighted Average Grant Date Fair Value, Granted	$ 0
Weighted Average Grant Date Fair Value, Lapse of Restriction	$ 159.02
Weighted Average Grant Date Fair Value, Forfeited	$ 253.11
Weighted Average Grant Date Fair Value, Outstanding, End of Year	$ 241.36	$ 241.40
Vesting period	4 years
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Shares, Outstanding, Beginning of Year	55,939
Shares, Granted	42,515
Shares, Lapse of Restriction	(55,821)
Shares, Forfeited	0
Shares, Outstanding, End of Year	42,633
Unvested at December 31, 2012	$ 5.82
Weighted Average Grant Date Fair Value, Granted	$ 5.88
Weighted Average Grant Date Fair Value, Lapse of Restriction	$ 5.41
Weighted Average Grant Date Fair Value, Forfeited	$ 0
Weighted Average Grant Date Fair Value, Outstanding, End of Year	$ 6.42
Restricted stock [Member] | Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Shares, Granted			42,515
Vesting period	1 year
Restricted stock [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vesting period	4 years